Inventories	6 Months Ended
Jun. 30, 2016
Inventory Disclosure [Abstract]
Inventories

Note 3. Inventories

Inventories, net consisted of the following:

	June 30,	December 31,
	2016	2015
	U.S. $ in thousands
Finished goods	$76,058	$78,604
Work-in-process	6,701	6,559
Raw materials	42,927	38,495
	$125,686	$123,658